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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):[_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Permit Capital, LLC
Address:  One Tower Bridge
          100 Front Street, Suite 900
          West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul A. Frick
Title:    Vice President
Phone:    (610) 941-5006

Signature, Place, and Date of Signing:

  /s/ Paul A. Frick           West Conshohocken, PA             8/12/11
-------------------------   -------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     No.      Form 13F File Number      Name
     ---      --------------------      -----------------------
     1        28-2635                   Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total: $139,807
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
---      --------------------      -----------------------
2        28-11063                  Permit Capital GP, L.P.

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
                                                                                                                  VOTING AUTHORITY
                                                           VALUE     SHRS OR   SHR/  PUT/  INVESTMENT   OTHER    -------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1,000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  ----  ------  ----
CITIGROUP INC                      COM        172967424      2,553     61,317  SH             OTHER       2       X
DELL INC                           COM        24702R101      4,414    264,759  SH             OTHER       2       X
GAMESTOP CORP                    CLASS A      36467W109      1,067     40,015  SH             OTHER       2       X
GENERAL ELECTRIC                   COM        369604103      4,019    213,118  SH             OTHER       2       X
GOLDMAN SACHS GROUP INC            COM        38141G104      2,728     20,500  SH             OTHER       2       X
HARRIS CORP                        COM        413875105        541     12,000  SH             OTHER       2       X
INTERDIGITAL COMM CORP             COM        45867G101        817     20,000  SH             OTHER       2       X
INTL BUSINESS MACHINES CORP        COM        459200101      1,252      7,300  SH             OTHER       2       X
IPASS INC                          COM        46261V108        680    447,468  SH             OTHER       2       X
IRON MTN INC                       COM        462846106      2,439     71,545  SH             OTHER       2       X
JOHNSON & JOHNSON                  COM        478160104      3,353     50,400  SH             OTHER       2       X
LIBERTY MEDIA HOLDG CORP      INT COM SER A   53071M104      5,793    345,423  SH             OTHER       2       X
MASTERCARD INC                   CLASS A      57636Q104      3,013     10,000  SH             OTHER       2       X
MCKESSON CORP                      COM        58155Q103      2,049     24,500  SH             OTHER       2       X
MICROSOFT CORP                     COM        594918104      1,118     43,000  SH             OTHER       2       X
NEWCASTLE INVESTMENT CORP          COM        65105M108        414     71,615  SH             OTHER       2       X
NOBLE CORP                         COM        H5833N103      1,555     39,450  SH             OTHER       2       X
SBA COMMUNICATIONS CORP            COM        78388J106     80,610  2,110,763  SH             OTHER       2       X
SEARS HOLDINGS CORP                COM        812350106        126     23,288  SH             OTHER       2       X
SPRINT NEXTEL CORP                 COM        852061100      2,107    391,000  SH             OTHER       2       X
TELVENT GIT SA                     SHS        E90215109      3,394     85,270  SH             OTHER       2       X
TNS INC                            COM        872960109        535     32,200  SH             OTHER       2       X
VODAFONE GROUP PLC            SPONS ADR NEW   92857W209      5,004    187,275  SH             OTHER       2       X
ALTRIA GROUP INC                   COM        02209S103        824     31,200  SH             OTHER      1,2      X
ANNHEUSER BUSCH INBEV SA/NV     SPONS ADR     03524A108        661     11,400  SH             OTHER      1,2      X
BERKSHIRE HATHAWAY INC DEL         CL A       084670108      1,742         15  SH             OTHER      1,2      X
BERKSHIRE HATHAWAY INC DEL         CL B       084670702        103      1,325  SH             OTHER      1,2      X
BROWN FORMAN CORP                  CL A       115637100        576      8,000  SH             OTHER      1,2      X
COMCAST CORP NEW                 CL A SPL     20030N200        555     22,900  SH             OTHER      1,2      X
MARTIN MARIETTA MATLS INC          COM        573284106        480      6,000  SH             OTHER      1,2      X
MASTERCARD INC                   CLASS A      57636Q104        830      2,754  SH             OTHER      1,2      X
PHILIP MORRIS INTL INC             COM        718172109      2,270     34,000  SH             OTHER      1,2      X
SCRIPPS NETWORKS INTERACTIVE     CL A COM     811065101        287      5,875  SH             OTHER      1,2      X
WASHINGTON POST CO                 CL B       939640108        209        500  SH             OTHER      1,2      X
WELLS FARGO & CO NEW               COM        949746101        868     30,925  SH             OTHER      1,2      X
UNILEVER NV                     NY SHS NEW    904784704        821     25,000  SH             OTHER      1,2      X